Consolidated Balance Sheets (FY) (Parenthetical) - $ / shares	Sep. 30, 2021	Apr. 28, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Stockholders' equity (deficit)
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	850,000,000		98,960,064		98,960,064	98,960,064
Common stock, shares issued	84,944,145		66,155,340	9,162,976	63,633,981
Common stock, shares outstanding	84,944,145		66,155,340		63,633,981
Treasury stock, shares	10,762,566		9,896,666		0